Long Term Investment (Tables)	12 Months Ended
May 31, 2012
Schedule of Long Term Investment	Long term investments consisted of the following:

	As of May 31,
	2011	2012
	US$	US$

Talent Boom Group Ltd. (“Talent Boom”)	2	2
Dajie.com Ltd. (“Dajie.com”)	—	2,000

	2	2,002